INCOME TAX - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Mudrick Capital Acquisition Corporation [Member]
Change in valuation allowance	$ 141,918	$ 86,012